Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,365,900.23

Principal:
Principal Collections	$17,939,136.69
Prepayments in Full	$10,345,358.13
Liquidation Proceeds	$404,369.54
Recoveries	$95,437.93
Sub Total	$28,784,302.29
Collections	$31,150,202.52

Purchase Amounts:
Purchase Amounts Related to Principal	$163,392.50
Purchase Amounts Related to Interest	$1,049.20
Sub Total	$164,441.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,314,644.22

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$31,314,644.22
Servicing Fee	$542,381.85	$542,381.85	$0.00	$0.00	$30,772,262.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,772,262.37
Interest - Class A-2 Notes	$4,786.60	$4,786.60	$0.00	$0.00	$30,767,475.77
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$30,574,435.77
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$30,500,760.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,500,760.10
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$30,464,259.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,464,259.60
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$30,435,318.60
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,435,318.60
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$30,395,415.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,395,415.10
Regular Principal Payment	$27,803,713.69	$27,803,713.69	$0.00	$0.00	$2,591,701.41
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,591,701.41
Residuel Released to Depositor	$0.00	$2,591,701.41	$0.00	$0.00	$0.00
Total		$31,314,644.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$27,803,713.69
Total					$27,803,713.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$15,115,568.98	$34.76	$4,786.60	$0.01	$15,120,355.58	$34.77
Class A-3 Notes	$12,688,144.71	$31.22	$193,040.00	$0.48	$12,881,184.71	$31.70
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$27,803,713.69	$20.72	$376,847.27	$0.28	$28,180,560.96	$21.00

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$15,115,568.98	0.0347644	$0.00	0.0000000
Class A-3 Notes	$406,400,000.00	1.0000000	$393,711,855.29	0.9687792
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$629,925,568.98	0.4694596	$602,121,855.29	0.4487385

Pool Information
Weighted Average APR	4.274%	4.277%
Weighted Average Remaining Term	41.07	40.23
Number of Receivables Outstanding	37,427	36,528
Pool Balance	$650,858,221.00	$621,700,792.64
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$632,922,733.54	$604,681,658.42
Pool Factor	0.4809978	0.4594499

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$9,325,511.89
Yield Supplement Overcollateralization Amount	$17,019,134.22
Targeted Overcollateralization Amount	$19,578,937.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$19,578,937.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	18

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		97	$305,171.50
(Recoveries)		72	$95,437.93
Net Losses for Current Collection Period			$209,733.57
Cumulative Net Losses Last Collection Period			$3,694,602.89
Cumulative Net Losses for all Collection Periods			$3,904,336.46

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.39%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.46%	449	$9,047,980.89
61-90 Days Delinquent	0.15%	47	$904,153.54
91-120 Days Delinquent	0.06%	15	$343,086.63
Over 120 Days Delinquent	0.10%	31	$643,408.43
Total Delinquent Receivables	1.76%	542	$10,938,629.49

Repossession Inventory:
Repossessed in the Current Collection Period		27	$449,146.20
Total Repossessed Inventory		31	$668,763.04

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5244%
Preceding Collection Period			0.3176%
Current Collection Period			0.3955%
Three Month Average			0.4125%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2129%
Preceding Collection Period			0.2431%
Current Collection Period			0.2546%
Three Month Average			0.2369%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer